Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of comprehensive income [abstract]
Profit for the year	$ 867,871	$ 630,045	$ 1,662,132
Items that may be reclassified subsequently to profit or loss:
Currency translation adjustment	160	(41,455)	(376,220)
Currency translation adjustment from participation in non-consolidated companies	(109,079)	(20,470)	(73,761)
Changes in the fair value of financial instruments at fair value through other comprehensive income	(3,100)	(877)	(1,036)
Income tax related to financial instruments at fair value	1,230	0	122
Changes in the fair value of derivatives classified as cash flow hedges	(266)	(750)	(132)
Income tax relating to cash flow hedges	80	225	(73)
Other comprehensive income items	(966)	669	(897)
Other comprehensive income items from participation in non-consolidated companies	400	6	499
Items that will not be reclassified subsequently to profit or loss:
Remeasurement of post employment benefit obligations	(36,907)	(67,601)	(38,263)
Income tax relating to remeasurement of post employment benefit obligations	10,790	19,312	9,259
Remeasurement of post employment benefit obligations from participation in non-consolidated companies	15,081	(18,918)	(3,780)
Other comprehensive loss for the year, net of tax	(122,577)	(129,859)	(484,282)
Total comprehensive income for the year	745,294	500,186	1,177,850
Attributable to:
Owners of the parent	666,667	445,473	1,176,964
Non-controlling interest	$ 78,627	$ 54,713	$ 886